FINANCIAL EXPENSES - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Interest on leases liabilities	$ 10.3	$ 10.3	$ 11.0
Parent
Disclosure of transactions between related parties [line items]
Interest on leases liabilities	$ 2.2	$ 2.4	$ 2.5